Equity share capital and share premium	6 Months Ended
Jun. 30, 2025
Equity share capital and share premium
Equity share capital and share premium
9.	Equity share capital and share premium

Issued and fully paid shares:

	Total ordinary shares (par value €0.01)	Total share capital	Total share premium
	(million)	$'m	$'m
At December 31, 2024 and at June 30, 2025	597.7	267	5,989